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                           SPDR(R) INDEX SHARES FUNDS

                        Supplement Dated August 27, 2009
                                     to the
               Prospectus Dated January 31, 2009, as supplemented,
                                   and to the
     Statement of Additional Information ("SAI") Dated January 31, 2009, as
                                  supplemented

                   SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
                    SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF
         SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
            SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF
                 SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF
                SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF
               SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF
               SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF
                SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF
               SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF
           SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
                SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF

Effective September 1, 2009, Creation Units for the above mentioned Funds are now 50,000 Shares per Creation Unit, except in the case of SPDR(R) S&P(R) International Small Cap ETF. Creation units for SPDR(R) S&P(R) International Small Cap ETF are now 100,000 Shares per Creation Unit.

To reflect this change, references to "(200,000 Shares per Creation Unit)" and "200,000 Shares" in the above mentioned Funds' prospectuses and SAI are deleted and "(50,000 Shares per Creation Unit)" and "50,000 shares", respectively, are inserted, except in the case of SPDR(R) S&P(R) International Small Cap ETF, for which "(100,000 Shares per Creation Unit)" and "100,000 shares", respectively, are inserted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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